Equity (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Changes in Stockholder's Equity Attributable to Cinemark USA, Inc.

Below is a summary of changes in stockholder’s equity attributable to Cinemark USA, Inc., noncontrolling interests and total equity for the three months ended March 31, 2013 and 2012:

	Cinemark USA, Inc. Stockholder’s Equity	Noncontrolling Interests	Total Equity
Balance at January 1, 2013	$1,085,293	$10,919	$1,096,212
Share based awards compensation expense	3,248	—	3,248
Tax benefit related to restricted stock vesting	3,452	—	3,452
Dividends paid to parent	(24,000)	—	(24,000)
Dividends paid to noncontrolling interests	—	(110)	(110)
Net income	32,948	468	33,416
Fair value adjustments on interest rate swap agreements designated as hedges, net of taxes of $428	776	—	776
Fair value adjustments on available-for-sale securities, net of taxes of $833	1,356	—	1,356
Foreign currency translation adjustments	1,542	44	1,586

Balance at March 31, 2013	$1,104,615	$11,321	$1,115,936

	Cinemark USA, Inc. Stockholder’s Equity	Noncontrolling Interests	Total Equity
Balance at January 1, 2012	$1,014,531	$10,762	$1,025,293
Share based awards compensation expense	3,140	—	3,140
Tax benefit related to restricted stock vesting	1,361	—	1,361
Dividends paid to parent	(23,750)	—	(23,750)
Dividends paid to noncontrolling interests	—	(110)	(110)
Net income	42,418	772	43,190
Fair value adjustments on interest rate swap agreements designated as hedges, net of taxes of $375	710	—	710
Amortization of accumulated other comprehensive loss on terminated swap agreement	988	—	988
Fair value adjustments on available-for-sale securities, net of taxes of $2,550	4,249	—	4,249
Foreign currency translation adjustments	15,889	(90)	15,799

Balance at March 31, 2012	$1,059,536	$11,334	$1,070,870